Kinetics Paradigm Fund (First Prospectus Summary) | Kinetics Paradigm Fund
THE PARADIGM FUND
Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Paradigm Fund. You may qualify for sales charge discounts for
Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
More information about these and other discounts is available from your financial professional and in the sections titled "Description of Advisor
Classes" beginning on page 87 of the Funds' prospectus and "Purchasing Shares"
beginning on page 49 of the Funds' statement of additional information.
Shareholder Transaction Expenses (fees paid directly from your investment)	[1]
Shareholder Fees Kinetics Paradigm Fund	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Kinetics Paradigm Fund		Advisor Class A	Advisor Class C
Management Fees	[1]	1.25%	1.25%
Distribution (Rule 12b-1) Fees		0.25%	0.75%
Shareholder Servicing Fees		0.25%	0.25%
Other Operating Expenses		0.28%	0.28%
Other Expenses		0.53%	0.53%
Total Annual Fund Operating Expenses		2.03%	2.53%
Less: Fee Waiver	[2]	0.14%	0.14%
Net Annual Fund Operating Expenses		1.89%	2.39%
[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.
[2]	The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.89% and 2.39%, excluding AFFE, for Advisor Class A shares and Advisor Class C shares, respectively, through April 29, 2013. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after April 29, 2013.

Example.
This Example is intended to help you compare the cost of investing in the Paradigm Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Paradigm Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:
Expense Example Kinetics Paradigm Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Advisor Class A	756	1,162	1,593	2,787
Advisor Class C	242	774	1,333	2,855

Portfolio Turnover.
The Paradigm Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Paradigm
Portfolio's, and therefore the Paradigm Fund's, performance. During the most recent fiscal year, the Paradigm Portfolio's portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategy
The Paradigm Fund is a non-diversified fund that invests all of its investable assets in the Paradigm Portfolio, a series of Kinetics Portfolios Trust. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs, GDRs and
IDRs) of U.S. and foreign companies, and in ETFs. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued, that have, or are expected to soon have, high returns on equity and that are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The
Paradigm Portfolio will carry out its investment strategy by regarding the investments as representing fractional ownership in the underlying companies'
assets. This will allow the Paradigm Portfolio, and therefore the Paradigm
Fund, to attempt to achieve its investment objective by acting as a classic value investor seeking high returns on equity, an intrinsic characteristic of the investment, not a reappraisal of a company's stock value by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company's operating performance or a deterioration of the company's business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Paradigm Portfolio.
Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund, and indirectly the
Paradigm Portfolio, are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

o  Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the
   Paradigm Portfolio, and therefore the Paradigm Fund, is likely to decline in value and you could lose money on your investment.

o  Stock Selection Risks: The portfolio securities selected by the Investment
   Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio's, and therefore the Paradigm Fund's, investment objective.

o  Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

o  Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm
   Portfolio's assets.

o  Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an "index provider," such as Standard & Poor's, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Paradigm Portfolio will bear its pro rata portion of an ETF's expenses, including advisory fees, in addition to its own expenses.

o  Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S.
   investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o  Non-Diversification Risks: As a non-diversified investment company, the
   Paradigm Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Paradigm Portfolio's shares, and therefore the Paradigm Fund's shares, more than shares of a diversified mutual fund that holds more investments.

o  Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the
   Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Paradigm Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Paradigm Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

o  Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

o  Management Risk: There is no guarantee that the Paradigm Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Paradigm Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?
The Paradigm Fund may be appropriate for investors who:

o  wish to invest for the long-term;

o  want to diversify their portfolios;

o  want to allocate some portion of their long-term investments to equity investing;

o  are willing to accept the volatility associated with equity investing; and

o are comfortable with the risks described herein.
Performance
The bar chart and table shown below illustrate the variability of the Paradigm
Fund's returns. The bar chart indicates the risks of investing in the Paradigm
Fund by showing the changes in the Paradigm Fund's performance from year to year
(on a calendar year basis). The table shows how the Paradigm Fund's average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P 500® Index and the MSCI ACWI Index, which represent broad measures of market performance. The past performance of the
Paradigm Fund, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for
Advisor Class C shares were different than the returns shown below because each
Class of shares has different expenses. Updated performance information is available on the Fund's website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.
The Paradigm Fund - Advisor Class A Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Best Quarter: 2009 Q2 32.10% Worst Quarter: 2008 Q4 -29.06%
The after-tax returns for the Paradigm Fund's Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an
IRA, the information on after-tax returns is not relevant to your investment.
After-tax returns are shown for Advisor Class A shares only. After-tax returns for
Advisor Class C shares will differ.
Average Annual Total Returns as of 12/31/2011
Average Annual Total Returns Kinetics Paradigm Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date		Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Advisor Class A	The Paradigm Fund (KNPAX) Advisor Class A Return Before Taxes	(19.41%)	(5.61%)	6.43%	6.17%	Apr. 26, 2001	[1]
Advisor Class A After Taxes on Distributions	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions	(19.52%)	(5.71%)	6.29%	6.04%	Apr. 26, 2001	[1]
Advisor Class A After Taxes on Distributions and Sales	The Paradigm Fund (KNPAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares	(12.46%)	(4.66%)	5.65%	5.42%	Apr. 26, 2001	[1]
Advisor Class C	The Paradigm Fund (KNPCX) Advisor Class C Return Before Taxes	(14.90%)	(4.98%)		6.86%	Jun. 28, 2002	[1]
S&P 500® Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	2.13%	Apr. 26, 2001	[1]	4.61%	Jun. 28, 2002	[1]
MSCI ACWI Index	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	(7.35%)	(1.93%)	4.24%	2.96%	Apr. 26, 2001	[1]	5.42%	Jun. 28, 2002	[1]
[1]	The Paradigm Fund's Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the four indices in this column have been calculated since the inception date of the Paradigm Fund's Advisor Class A shares and Advisor Class C shares, as applicable.

[1]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio.